16. LOANS AND FINANCING (Details 1) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019
LoansAndFinancingLineItems [Line Items]
Series	3rd Series
Notional	R$ 750,000	R$ 750,000
Updated Value		R$ 755,760
Debenture - 1st Issue Due on 04.30.22 [Member]
LoansAndFinancingLineItems [Line Items]
Series		1st Series
Issue date		06.27.19
Maturity		04.30.22
Rate		100% CDI + 0.80%
Notional		R$ 70,000
Updated Value		R$ 70,286
Debenture - 1st Issue Due on 04.30.26 [Member]
LoansAndFinancingLineItems [Line Items]
Series		3rd Series
Issue date		06.27.19
Maturity		04.30.26
Rate		IPCA + 5.50%
Notional		R$ 411,732
Updated Value		R$ 416,029
Debenture - 1st Issue Due on 04.30.26 [Member]
LoansAndFinancingLineItems [Line Items]
Series		4th Series
Issue date		06.27.19
Maturity		04.30.26
Rate		100% CDI + 1.45%
Notional		R$ 268,268
Updated Value		R$ 269,445